Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BBVA
Impact on the consolidated income statement
Finance costs	€ 42	€ 11
Receipt of services	8	7
Other expenses	38	3
Total costs	88	21
Finance income	47	14
Dividends received	21	15
Services rendered	48	40
Sale of goods	10	7
Other income	3	7
Total revenues	€ 129	€ 83
Significant shareholder stake of the Company (as a percent)	0.76%	0.73%
Balance sheet position
Finance arrangements: loans, capital contributions and others (borrower)	€ 191	€ 140
Finance arrangements: loans and capital contributions (lender)	696	13
Guarantees	239	165
CaixaBank
Impact on the consolidated income statement
Finance costs	12	6
Receipt of services	4	5
Total costs	79	64
Services rendered	79	69
Sale of goods	63	51
Other income	0	2
Total revenues	142	122
Balance sheet position
Finance arrangements: loans, capital contributions and others (borrower)	174	148
Finance arrangements: loans and capital contributions (lender)	48	0
Other payables	135	37
Guarantees	€ 104	€ 160